Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits [line items]
Term deposit	[1]	$ 318,331	$ 284,037
Within three months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	66,726	53,656
Three to six months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	39,525	36,035
Six to twelve months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	62,675	62,891
One to 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	130,384	110,015
Over 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	$ 19,021	$ 21,440

[1]	The majority of foreign term deposits are in excess of $100,000.